ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021
Management Commentary Explanatory [Line Items]
Financial assets	$ 54,547	$ 44,558
Other financial assets	23,102	16,546
Accounts receivable and other	26,563	21,760
Inventory	12,870	11,415
Equity accounted investments	45,248	46,100
Investment properties	106,952	100,865
Property, plant and equipment	114,219	115,489
Intangible assets	34,750	30,609
Goodwill	22,104	20,227
Deferred income tax assets	3,664	3,340
Accounts payable and other	(51,134)	(52,546)
Liabilities associated with assets classified as held for sale	(1,556)	(3,148)
Deferred income tax liabilities	(20,737)	(20,328)
Subsidiary equity obligations	(4,788)	(4,308)
Net Assets Before Common Equity in Managed Investments	333,651	310,673
Common Equity in Managed Investments	0	0
Corporation's Capital	333,651	310,673
Financial liabilities	247,273	223,744
Non-recourse borrowings of managed entities	187,585	165,057
Equity	134,012	134,741	$ 125,937
Non-controlling interest - preferred equity	230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,054	10,875
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,205	12,694
Assets and liabilities classified as held for sale
Management Commentary Explanatory [Line Items]
Accounts receivable and other	184
Assets classified as held for sale		11,958
Equity accounted investments	218
Investment properties	8,215
Property, plant and equipment	506
Deferred income tax assets	31
Accounts payable and other	(463)
Liabilities associated with assets classified as held for sale	(1,556)
Deferred income tax liabilities	(657)
Non-recourse borrowings of managed entities	436
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	88,215	88,386	88,423
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145	4,145	$ 4,145
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,652	42,210	$ 33,369
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	6,353	3,430
Accounts receivable and other	1,494	2,697
Inventory	2	2
Equity accounted investments	6,554	6,553
Investment properties	25	16
Property, plant and equipment	224	215
Intangible assets	208	215
Goodwill	355	361
Deferred income tax assets	2,028	2,064
Accounts payable and other	(4,991)	(5,104)
Deferred income tax liabilities	(399)	(299)
Subsidiary equity obligations	(447)	(135)
Net Assets Before Common Equity in Managed Investments	13,012	11,212
Common Equity in Managed Investments	45,069	46,248
Corporation's Capital	58,081	57,460
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,054	10,875
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,606	1,197
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,652	42,210
The Corporation | Preferred equity | Preferred shares
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets	10,599	11,497
Other financial assets	16,749	13,116
Accounts receivable and other	25,175	19,694
Inventory	12,868	11,413
Assets classified as held for sale	10,189	11,958
Equity accounted investments	38,694	39,547
Investment properties	106,927	100,849
Property, plant and equipment	113,995	115,274
Intangible assets	34,542	30,394
Goodwill	21,749	19,866
Deferred income tax assets	1,636	1,276
Accounts payable and other	(46,249)	(48,073)
Liabilities associated with assets classified as held for sale	(1,556)	(3,148)
Deferred income tax liabilities	(20,338)	(20,029)
Subsidiary equity obligations	(4,341)	(4,173)
Net Assets Before Common Equity in Managed Investments	320,639	299,461
Common Equity in Managed Investments	0	0
Corporation's Capital	320,639	299,461
Non-recourse borrowings of managed entities	187,585	165,057
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	87,985	88,156
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	45,069	46,248
Elimination
Management Commentary Explanatory [Line Items]
Accounts receivable and other	(106)	(631)
Accounts payable and other	(106)	631
Subsidiary equity obligations	0
Common Equity in Managed Investments	(45,069)	(46,248)
Corporation's Capital	(45,069)	(46,248)
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (45,069)	$ (46,248)